Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Prospectus Date	rr_ProspectusDate	Oct. 03, 2016
STERLING CAPITAL SMID OPPORTUNITIES FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sterling Capital SMID Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. A portfolio turnover rate for the Fund is not presented because the Fund had not begun investment operations prior to the date of this Prospectus.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, the amount shown for “Other Expenses” is based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Strategy, Risks and Performance Principal Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its investment objective, the Fund normally invests principally in equity securities and will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the securities of small or middle capitalization companies (commonly referred to collectively as “smid” companies). Small or middle capitalization companies are generally defined as companies with market capitalizations within the range of those companies in the Russell 2500™ Index or the Russell Midcap® Index at the time of purchase. As of August 31, 2016, the capitalization range of the Russell 2500™ Index was between $24.9 million and $11.24 billion and the capitalization range of the Russell Midcap® Index was between $629 million and $32.8 billion. The Fund may invest in common stock, Real Estate Investment Trusts (“REITs”), other investment companies, and American Depositary Receipts (“ADRs”). The Fund invests, under normal market conditions, primarily in domestically traded U.S. common stocks and U.S. traded equity stocks of foreign companies, including ADRs. The Fund uses a multi-style approach, meaning that it not only invests across different capitalization levels but may target both value- and growth-oriented companies.

The portfolio managers look for companies experiencing above-average revenue and profit growth as well as out-of-favor stocks that may be depressed due to what the portfolio managers believe to be temporary economic circumstances. In choosing individual stocks, the portfolio managers perform fundamental analysis to examine valuation and growth characteristics of a particular issuer.

The portfolio managers may consider selling a stock owned by the Fund when the factors that induced the portfolio managers to buy the stock have changed, the company faces earnings growth risk or has issued substantial new debt, or to reduce the Fund’s position in a particular stock if the stock represents a disproportionately large position within the Fund’s portfolio.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund is primarily invested in, whether growth or value; mid- or small-cap; could underperform other kinds of investments or market averages that include style-focused investments.

Management Risk: The risk that a strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Small Capitalization Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities than those of larger firms.

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Investment Company Risk: Investing in another investment company or pooled vehicle, including ETFs, subjects the Fund to that company’s risks, including the risk that the investment company will not perform as expected. As a shareholder in an investment company or pooled vehicle, the Fund, and indirectly the Fund’s shareholders, would bear its ratable share of the investment company’s or pooled vehicle’s expenses, including advisory and administrative fees, and the Fund would at the same time continue to pay its own fees and expenses. Investments in other investment companies may be subject to investment or redemption limitations or special charges, such as redemption fees. To the extent the Fund invests in other investment companies, it is exposed to the risk that the other investment companies or pooled vehicles do not perform as expected.

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Focused Investment Risk: A fund that invests in the securities of a small number of issuers has greater exposure to adverse developments affecting those issuers and to a decline in the market price of particular securities than funds investing in the securities of a larger number of issuers. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Limited Operating History Risk: The risk that a newly formed fund has no or a limited operating history to evaluate and may not attract sufficient assets to achieve or maximize investment and operational efficiencies.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information gives some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance information has not been presented because the Fund has not been in existence for a full calendar year as of the date of this Prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Performance information gives some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information has not been presented because the Fund has not been in existence for a full calendar year as of the date of this Prospectus.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
STERLING CAPITAL SMID OPPORTUNITIES FUND | Institutional Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Shares
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	0.79%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Shares
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	$ 281

[1]	Because the Fund is new, the amount shown for “Other Expenses” is based on estimated amounts for the current fiscal year.
[2]	The Fund’s adviser, Sterling Capital Management LLC (“Sterling Capital”), has contractually agreed to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, interest, taxes, and extraordinary expenses) for the Fund’s Institutional Shares, exceed 0.79% of the Institutional Shares’ average daily net assets for the period from October 3, 2016 through January 31, 2018. These contractual limitations may be terminated during these periods only by the Fund’s Board of Trustees, and will automatically terminate upon termination of the Investment Advisory Agreement between the Fund and Sterling Capital.